SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
SHARE BASED COMPENSATION
NOTE 9 – SHARE BASED COMPENSATION

The Company grants Options and Restricted Stock Units (RSUs) to employees, executive management and directors as part of its equity compensation plans. RSUs represent the Company's commitment to issue shares to the recipient at a future date, subject to certain vesting conditions. During the six months ended on June 30, 2024, the company granted the following:

Grant date	Number of RSUs	Fair value
February 1, 2024	11,000	$26.5
February 27, 2024	51,598	$28.1
May 12, 2024	20,735	$29.2
June 25, 2024	180,172	$21.55

The vesting period of the RSUs is 4 years, with 25% vests on the first anniversary of the grant date, and after that, additional 6.25% of the vests on the last day of each subsequent calendar quarter.

In respect of employees and officers in Israel, all plans described above are supposed to be managed under the rules of the capital option, as set out in Section 102 of the Income Tax Ordinance. The allotments to Israelis who are not employees are subject to Section 3(i) to the Income Tax Ordinance. Overseas employees and service providers are subject to tax laws in their respective countries.